CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 18,119	$ 16,481
Trade receivables (net of allowance for doubtful accounts of $15 at June 30, 2014 and December 31, 2013)	5,097	5,224
Other accounts receivable and prepaid expenses	857	685
Total current assets	24,073	22,390
Other long term assets	440	385
Severance pay fund	3,436	3,233
Property and equipment, net	1,030	879
Intangible assets, net	4,754	5,345
Goodwill	17,728	17,748
Total long-term assets	27,388	27,590
Total assets	51,461	49,980
CURRENT LIABILITIES:
Trade payables	356	458
Contingent purchase consideration	1,912
Deferred revenues	6,876	5,175
Employees and payroll accruals	3,559	3,210
Accrued expenses and other current liabilities	1,220	1,365
Total current liabilities	13,923	10,208
LONG-TERM LIABILITIES:
Long term deferred revenue	632	847
Liabilities presented at fair value and other long-term liabilities	968	1,219
Contingent purchase consideration	1,709	3,280
Accrued severance pay	4,705	4,328
Total long-term liabilities	8,014	9,674
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 0.4 par value - Authorized: 32,500,000 shares at June 30, 2014 and December 31, 2013; Issued and outstanding: 15,179,196 shares at June 30, 2014 and 14,527,292 shares at December 31, 2013	1,752	1,677
Additional paid-in capital	132,322	130,944
Receipt on account of shares		81
Accumulated other comprehensive loss	(653)	(621)
Accumulated deficit	(103,897)	(101,983)
Total shareholders' equity	29,524	30,098
Total liabilities and shareholders' equity	$ 51,461	$ 49,980